Derivatives and Hedging Instruments (Narrative Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives and Hedging Instruments [Abstract]
Derivative, Notional Amount	$ 115.7	$ 65.1